SECURITIZATION DEBT (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2019 CNY (¥) tranche	Jun. 30, 2019 USD ($) tranche	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Securitization Debt [Line items]
Lease rental receivables qualify for securitization debt	¥ 705,033					$ 102,700
Proceeds from securitized lease rental receivables	¥ 262,316	$ 37,679
Number of tranches under securitization plan	3	3
Issuance costs incurred for securitization	¥ 6,684	$ 974
Weighted average effective interest rate under securitization debt			11.36%	11.36%
Principal Repayment Of Borrowings From External Investors			¥ 157,417	$ 22,612
Aggregate loan principal payments on borrowings from external investors, within 1 year			¥ 104,899		$ 15,068
Series A Tranche
Securitization Debt [Line items]
Stated interest rate of securitization debt	5.50%	5.50%
Series B Tranche
Securitization Debt [Line items]
Stated interest rate of securitization debt	6.50%	6.50%
Minimum
Securitization Debt [Line items]
Remaining lease terms qualify for securitization debt	1 year	1 year
Maximum
Securitization Debt [Line items]
Remaining lease terms qualify for securitization debt	4 years	4 years